Nature of business and history (Details Narrative) - EUR (€)				6 Months Ended
	Dec. 27, 2021	Dec. 15, 2021	May 20, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares issued			15,000,000
Number of shares issued		2,400,000
Number of ordinary shares subscribed		720,114
Common stock, shares, outstanding				18,216,858		18,216,858
Sale of stock, net of listing costs		€ 3,900,000
Net loss				€ 2,112,321	€ 4,047,902
Accumulated deficit				29,132,128		€ 27,019,807
Cash and cash equivalents				34,671,156		€ 37,240,162
Foreign Currency Transaction Gain (Loss), Unrealized				1,826,330	€ (9,111)
Foreign Exchange [Member]
Subsidiary, Sale of Stock [Line Items]
Cash and cash equivalents				€ 22,700,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		3,120,114
Sale of stock, net of listing costs		€ 29,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares exercised	96,744